Indemnification assets (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Indemnification assets recognised as of acquisition date		€ 35.4	€ 79.4	€ 73.8
Indemnification Assets Recognised As Of Acquisition Date			0.0	€ 6.1
Reclassified from Other receivables		0.0	(0.5)
Release of indemnified provision	€ (17.8)	(44.0)	0.0
Goodfella's Pizza [Member]
Disclosure of detailed information about business combination [line items]
Indemnification Assets Recognised As Of Acquisition Date		5.6	5.6
Findus
Disclosure of detailed information about business combination [line items]
Indemnification assets recognised as of acquisition date		€ 29.8	€ 73.8